Segment reporting	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Segment reporting

12. Segment reporting

The Group’s long-lived assets and revenue are mainly located in and derived from the PRC. Starting in 2012, a relatively smaller portion of the Group’s long-lived assets and revenue are located in and derived from the United States. The Group considers that each of its individual property developments is a discrete operating segment. The Group has aggregated its segments in the PRC on a provincial basis as property development projects undertaken within a province have similar expected economic characteristics, type of properties offered, customers and market and regulatory environment. The Group’s reportable operating segments are comprised of Henan Province, Shandong Province, Jiangsu Province, Sichuan Province, Beijing, Hainan Province, Hunan Province, Shaanxi Province, Shanghai, Guangdong Province and Tianjin in the PRC; and the United States.

Each geographic operating segment is principally engaged in the construction and development of residential real estate units. The “other” category relates to investment holdings, property management services, installation of intercom systems, landscaping, engineering and management, real estate sale, purchase and lease activities.

The Group’s chief operating decision maker relies upon net sales, gross profit and net income when making decisions about allocating resources and assessing performance of the Group. Net sales for geographic segments are generally based on the location of the project development. Net income for each segment includes net sales to third parties, related cost of sales and operating expenses directly attributable to the segment. Capital expenditures for each segment includes cost for acquisition of subsidiaries, vehicles, fixtures and furniture and computer network equipment and accumulation of properties held for lease related to newly completed projects.

No single customer accounted for more than 10% of net sales for the six months ended June 30, 2016 and 2017.

Summary information by operating segment is as follows:

												United
June 30, 2017	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	Tianjin	Shaanxi	Guangdong	States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$

Total revenue	310,052,480	90,048,443	83,735,642	27,328,499	(358,452)	64,349,469	45,475,935	66,515	20,884,490	25,017,000	—	85,213,505	17,064,802	768,878,328
Total cost of revenue	(204,360,388)	(74,796,010)	(85,664,472)	(25,417,147)	171,568	(43,922,474)	(36,779,295)	(1,193,203)	(12,049,740)	(18,934,711)	—	(82,424,628)	(13,018,729)	(598,389,229)
Gross profit	105,692,092	15,252,433	(1,928,830)	1,911,352	(186,884)	20,426,995	8,696,640	(1,126,688)	8,834,750	6,082,289	—	2,788,877	4,046,073	170,489,099
Operating income/(loss)	81,467,812	11,917,385	(7,201,671)	84,765	(15,298,935)	14,850,256	6,342,476	(1,756,304)	5,528,244	2,373,289	—	(3,589,348)	(7,627,598)	87,090,371
Total assets	1,455,874,656	458,638,434	603,555,687	237,504,997	305,989,521	129,322,390	272,212,733	102,368,555	99,211,187	458,639,745	88,928,527	330,737,398	363,884,460	4,906,868,290

												United
June 30, 2016	Henan	Shandong	Jiangsu	Sichuan	Beijing	Hainan	Hunan	Shanghai	Tianjin	Shaanxi	Guangdong	States	Others	Consolidated
	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$	US$

Total revenue	119,553,302	70,374,878	202,685,834	29,813,930	(1,386,005)	3,226,183	47,149,283	52,878,300	29,313,476	34,631,218	—	10,637,670	13,128,767	612,006,836
Total cost of revenue	(83,659,454)	(58,616,170)	(165,396,280)	(18,113,763)	(11,700,115)	(2,124,254)	(33,555,074)	(46,647,351)	(19,632,495)	(27,805,359)	—	(8,478,447)	(10,078,647)	(485,807,409)
Gross profit	35,893,848	11,758,708	37,289,554	11,700,167	(13,086,120)	1,101,929	13,594,209	6,230,949	9,680,981	6,825,859	—	2,159,223	3,050,120	126,199,427
Operating income/(loss)	14,561,118	8,752,351	32,361,083	10,147,129	(26,215,331)	(678,037)	11,154,848	5,052,355	2,081,291	5,164,716	—	515,640	(9,224,349)	53,672,814
Total assets	1,280,769,729	341,341,744	579,948,282	228,230,266	363,653,591	105,150,545	157,933,901	104,433,782	27,670,527	157,696,610	—	214,905,849	202,621,534	3,764,356,360